Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions and Balances with Related Parties
	June 30, 2024			December 31, 2023
	Key management personnel	Other related parties		Key management personnel	Other related parties
Current assets	$-	$15		$-	$121
Non-current assets	$-	$2,554	(*)	$-	$108
Current liabilities	$167	$-		$95	$-
(*)	See note 5.
Transactions with related parties (not including amounts described in Note 6c):
	Six months ended		Year ended
	June 30,		December 31,
	2024	2023	2023
Research and development expenses	$26	$-	$40
Sale of minority interest in subsidiary	$-	$-	$2,985	(*)

Schedule of Benefits to Key Management Personnel	Benefits to key management personnel (including directors):
	Six months ended		Year ended
	June 30,		December 31,
	2024	2023	2023
Short-term benefits	$438	$585	$1,204

Management fees	$60	$80	$220

Cost of share-based payment	$11	$54	$84